United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	400 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	July 10, 2012

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:	196430 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DuPont PFD $3.50 SER A         PFD              263534208      311     3500 SH       Sole                     1200              2300
Genl Elec Capital Corp. PFD 6% PFD              369622451      206     8000 SH       Sole                     4000              4000
Harris Preferred Capital A 7.3 PFD              414567206      202     7800 SH       Sole                                       7800
3M Company                     COM              88579y101     1387    15475 SH       Sole                     3575             11900
ABB AB Spons ADR               COM              000375204     2657   162800 SH       Sole                    27200            135600
AT & T Corp.                   COM              00206R102      825    23142 SH       Sole                     1272             21870
Abbott Laboratories            COM              002824100     4639    71950 SH       Sole                     3400             68550
Anadarko Petroleum             COM              032511107     4563    68925 SH       Sole                     8900             60025
Analog Devices                 COM              032654105     2982    79150 SH       Sole                     4800             74350
Automatic Data Proc            COM              053015103      239     4300 SH       Sole                                       4300
AvalonBay Communities          COM              053484101      652     4611 SH       Sole                     1823              2788
Barrick Gold Corp              COM              067901108     6636   176639 SH       Sole                    20414            156225
Berkshire Hathaway CL B        COM              084670207      202     2426 SH       Sole                     2100               326
CVS/Caremark Corp.             COM              126650100     7885   168744 SH       Sole                    25300            143444
Caterpillar                    COM              149123101      229     2700 SH       Sole                                       2700
Chevron Corp.                  COM              166764100      719     6815 SH       Sole                                       6815
Cintas Corp                    COM              172908105      240     6225 SH       Sole                                       6225
Cisco Systems                  COM              17275R102     1620    94375 SH       Sole                     3800             90575
Coca-Cola Co.                  COM              191216100      251     3210 SH       Sole                                       3210
Colgate Palmolive              COM              194162103      929     8928 SH       Sole                     4303              4625
Conocophillips                 COM              20825C104     3474    62162 SH       Sole                    10100             52062
Corning                        COM              219350105     3821   295500 SH       Sole                    44050            251450
Costco Wholesale Corp.         COM              22160k105     1403    14767 SH       Sole                     3747             11020
Devon Energy                   COM              25179M103     5629    97068 SH       Sole                    11100             85968
Diebold Inc.                   COM              253651103     3929   106450 SH       Sole                     7000             99450
Dow Chemical                   COM              260543103     2922    92750 SH       Sole                    16500             76250
DuPont                         COM              263534109     5098   100814 SH       Sole                    11100             89714
Duke Energy Corp.              COM              26441C204     4405   188952 SH       Sole                    16216            172736
EMC Corp.                      COM              268648102     1320    51500 SH       Sole                    19600             31900
EOG Resources, Inc.            COM              26875P101      928    10300 SH       Sole                     3500              6800
Express Scripts                COM              30219G108      207     3702 SH       Sole                      780              2922
Exxon Mobil                    COM              30231G102     1057    12350 SH       Sole                     2375              9975
Fedex Corp.                    COM              31428X106      289     3150 SH       Sole                      500              2650
General Electric               COM              369604103     6149   295056 SH       Sole                    65442            229614
General Mills                  COM              370334104      625    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     5332   117000 SH       Sole                    15400            101600
Halliburton Co.                COM              406216101     2092    73675 SH       Sole                    15100             58575
Hewlett-Packard                COM              428236103     1682    83652 SH       Sole                    11200             72452
Home Depot Inc.                COM              437076102      731    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     5653   101243 SH       Sole                    18518             82725
ISC8 Inc.                      COM              450098108        9    79311 SH       Sole                                      79311
Int'l Bus Machines             COM              459200101     1230     6290 SH       Sole                     1280              5010
Intel                          COM              458140100     4877   183020 SH       Sole                    38745            144275
International Paper            COM              460146103     3922   135650 SH       Sole                    16200            119450
JP Morgan Chase & Co.          COM              46625H100      291     8158 SH       Sole                     4458              3700
Johnson & Johnson              COM              478160104     6913   102328 SH       Sole                    20400             81928
Kimberly-Clark                 COM              494368103     3415    40763 SH       Sole                     5000             35763
Lilly, Eli                     COM              532457108     2437    56800 SH       Sole                    13600             43200
Marathon Oil Corp.             COM              565849106     4462   174500 SH       Sole                    23500            151000
Merck & Co.                    COM              58933Y105     5889   141060 SH       Sole                    25400            115660
Microsoft                      COM              594918104     4528   148033 SH       Sole                    31150            116883
National Fuel Gas              COM              636180101      669    14250 SH       Sole                     5500              8750
Nestle S A ADR                 COM              641069406     3369    56387 SH       Sole                    15325             41062
Newmont Mining Corp.           COM              651639106     4337    89400 SH       Sole                    13100             76300
Novartis AG ADR                COM              66987V109     5548    99240 SH       Sole                    15750             83490
Paccar Inc.                    COM              693718108     3956   100949 SH       Sole                    18800             82149
Paychex Inc                    COM              704326107     1216    38711 SH       Sole                     6037             32674
Pfizer Inc.                    COM              717081103     5180   225204 SH       Sole                    45800            179404
Philips Elec ADR               COM              500472303     2377   120862 SH       Sole                    17900            102962
Plum Creek Timber              COM              729251108      449    11300 SH       Sole                     2400              8900
Procter & Gamble               COM              742718109     5944    97050 SH       Sole                    14382             82668
QEP Resources                  COM              74733V100      521    17400 SH       Sole                     7000             10400
Questar Corp.                  COM              748356102      403    19300 SH       Sole                     7000             12300
Royal Dutch Shell PLC ADR A    COM              780259206      214     3180 SH       Sole                                       3180
Schlumberger, Ltd.             COM              806857108     4447    68503 SH       Sole                    12500             56003
Southern Co.                   COM              842587107      611    13200 SH       Sole                     2250             10950
Stryker                        COM              863667101      383     6950 SH       Sole                                       6950
Sysco                          COM              871829107      228     7633 SH       Sole                                       7633
Talisman Energy Inc.           COM              87425E103     3319   289600 SH       Sole                    48000            241600
Unilever PLC ADR               COM              904767704     6956   206226 SH       Sole                    28960            177266
Union Pacific Corp.            COM              907818108      398     3332 SH       Sole                                       3332
United Technologies            COM              913017109     2532    33526 SH       Sole                    10500             23026
Walgreen Co.                   COM              931422109     3421   115650 SH       Sole                    21850             93800
Weyerhaeuser Co.               COM              962166104     5710   255350 SH       Sole                    40500            214850
Exxon Mobil                    COM              30231G102      299     3500 SH       Sole                                       3500
Int'l Bus Machines             COM              459200101     1231     6293 SH       Sole                     6293
LA Cent Oil&Gas Co.            COM              546234204      619      225 SH       Sole                      225